Derivative warrant liability (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Schedule of assumptions used to fair value

	December 31, 2022	December 31, 2021	September 15, 2021
	Year end	Year End	initial recognition
Fair value (CAD)	$0.02	$1.12	$1.93
Share price (CAD)	$0.36	$3.11	$4.43
Exercise price (CAD)	$6.78	$6.35	$6.33
Expected volatility	75%	64.7%	62%
Risk free rate	3.67%	1.22%	0.83%
Expected life (years)	3.71	4.71	5.0
Expected dividends	0%	0%	0%

PIPE
Disclosure of detailed information about financial instruments [line items]
Schedule of assumptions used to fair value

	December 31, 2022	July 21, 2022 initial
	year end	recognition
Fair value (CAD)	$0.10	$0.93
Share price (CAD)	$0.36	$1.41
Exercise price (CAD)	$1.89	$1.79
Expected volatility	77.1%	69.9%
Risk free rate	3.50%	3.06%
Expected life (years)	4.55	5.0
Expected dividends	0%	0%